Label	Element	Value
PF Managed Bond Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED JULY 1, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to the PF Inflation Managed Fund and PF Managed Bond Fund only.  The changes within this supplement will be effective August 1, 2020.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PF Managed Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

PF Managed Bond Fund – In the Principal Investment Strategies subsection, the fifth and sixth paragraphs are deleted and replaced with the following:

PIMCO managed portion: The debt instruments in which this portion of the Fund principally invests are medium to high quality investment grade debt securities with varying terms to maturity (the period of time until final payment is due).  The debt instruments in which this portion of the Fund invests include those issued by the U.S. government or its agencies; mortgage-related securities; asset-backed securities; commercial paper and other money market instruments; debt securities issued by foreign governments in developed countries or their agencies; debt securities issued by U.S. and foreign companies in developed countries; and convertible securities and inflation-indexed debt securities.

This portion of the Fund may invest up to 20% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies, although this portion of the Fund will normally limit its foreign currency exposure from these foreign currency denominated securities and currencies to 10% of its assets.  To maintain this 10% limit, PIMCO will hedge back any foreign currency denominated investments exceeding this 10% limit into U.S. dollars by using foreign currency derivatives such as foreign currency futures, options and forwards.  This portion of the Fund may invest beyond the above limits in U.S. dollar-denominated securities of developed market foreign issuers.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, immediately following the first paragraph in the Principal Risks subsection, Inflation-Indexed Debt Securities Risk will be organized under the new caption “PIMCO managed portion,” Emerging Markets Risk, High Yield/High Risk or “Junk” Securities Risk and Liquidity Risk will be organized under the new caption “Western Asset managed portion” and the remaining risks will be organized under the new caption “Risks for both portions of the Fund” in that order.